OPERATING LEASE, LICENSE AND EMPLOYMENT COMMITMENTS - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 14, 2011 Mr. James	Dec. 31, 2013 Mr. Germano	Dec. 31, 2013 Mr. Germano Series E Preferred Stock
Leases, Operating [Line Items]
Operating leases, rent expense	$ 47,282	$ 37,928
Royalty expense	450,000
Revised annual salary, current			150,000
Revised annual salary, after three fiscal quarters			200,000
Bonus payable after three fiscal quarters			$ 25,000
Amended and restated employment agreement description				Pursuant to the Agreement, Mr. Germano currently receives a base annual salary of $150,000 per year which increases to $200,000 per year in the event (a) the Company's annual revenues exceed $15,000,000; (b) the Company enters into a licensing agreement with an unrelated third party where the minimum upfront licensing fee is no less than $3,000,000; or (c) the Company achieves two quarters of positive cash flow
Share-based compensation arrangement by share-based payment award, shares issued in period					114.1667
Stock issued during period, shares, conversion of convertible securities				18,021